Annual Total Returns[BarChart] - PGIM Jennison Diversified Growth Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.61%)	16.31%	34.56%	10.18%	2.65%	7.33%	22.94%	(1.35%)	30.24%	42.39%